Taxes (Details 4) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 1,335	$ 1,100
Current tax assets, non-current	1,528	1,297
Current tax liabilities, current	1,020	574
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	304	260
Current tax assets, non-current	16	3
Current tax liabilities, current	114	34
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	166	266
Current tax assets, non-current	1,167	975
Current tax liabilities, current	3	12
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	850	564
Current tax assets, non-current	345	319
Current tax liabilities, current	710	317
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current	64	63
Other energy transition metals [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	15	10
Current tax liabilities, current	$ 129	$ 148